Schedule of Investments
As of February 28, 2025
Amana Income Fund
February 28, 2025
Part F
1
Continued on next page.
Common Stock - 92.8% Number of Shares Market Value
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessories Design
Nike, Class B 35,000 $ 2,780,050 0.1%
Automotive Retailers
Genuine Parts 382,000 47,704,160 2.4%
Home Products Stores
Home Depot 18,000 7,138,800 0.4%
57,623,010 2.9%
Consumer Staples
Household Products
Procter & Gamble 250,000 43,460,000 2.2%
Packaged Food
McCormick & Co 559,288 46,202,782 2.4%
Personal Care Products
Colgate-Palmolive 450,000 41,026,500 2.1%
Kenvue 1,675,000 39,530,000 2.0%
Kimberly-Clark 300,000 42,603,000 2.1%
Unilever ADR 475,000 26,885,000 1.4%
150,044,500 7.6%
239,707,282 12.2%
Health Care
Biotech
Amgen 120,580 37,145,875 1.9%
Large Pharma
AbbVie 100,000 20,903,000 1.0%
Eli Lilly 298,190 274,522,660 13.9%
Johnson & Johnson 165,000 27,228,300 1.4%
Merck & Co 123,000 11,346,750 0.6%
Novartis ADR 295,400 32,213,370 1.6%
366,214,080 18.5%
Medical Devices
Abbott Laboratories 350,000 48,303,500 2.4%
451,663,455 22.8%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 47,113,000 2.4%
Courier Services
United Parcel Service, Class B 260,000 30,947,800 1.6%
Diversified Industrials
Illinois Tool Works 300,000 79,194,000 4.0%
Electrical Power Equipment
Eaton 110,000 32,265,200 1.6%
Industrial Wholesale & Rental
Ferguson Enterprises 200,000 35,500,000 1.8%
W.W. Grainger 80,000 81,696,800 4.1%
117,196,800 5.9%
Measurement Instruments
Rockwell Automation 300,000 86,145,000 4.3%

Schedule of Investments
As of February 28, 2025
Amana Income Fund
2
February 28, 2025
Part F
Common Stock - 92.8% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Canadian National Railway 384,000 $ 38,922,240 2.0%
431,784,040 21.8%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 34,776,500 1.7%
Linde 130,000 60,716,500 3.1%
95,493,000 4.8%
Specialty Chemicals
PPG Industries 348,020 39,402,824 2.0%
134,895,824 6.8%
Technology
Communications Equipment
Cisco Systems 750,000 48,082,500 2.5%
Consumer Electronics
Nintendo 750,000 55,601,687 2.8%
Infrastructure Software
Microsoft 400,000 158,796,000 8.0%
Semiconductor Devices
Broadcom 300,000 59,829,000 3.0%
Texas Instruments 250,000 48,997,500 2.5%
108,826,500 5.5%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 148,846,985 7.5%
520,153,672 26.3%
Total investments (Cost $638,393,908) $1,835,827,283 92.8%
Other assets (net of liabilities) 142,571,009 7.2%
Total net assets $1,978,398,292 100.0%
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2025
Amana Growth Fund
February 28, 2025
Part F
3
Continued on next page.
Common Stock - 95.0% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 229,026,600 4.2%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 139,720,400 2.6%
Home Products Stores
Lowe's 400,000 99,456,000 1.8%
Specialty Apparel Stores
TJX Companies 1,150,000 143,474,000 2.7%
382,650,400 7.1%
Consumer Staples
Household Products
Procter & Gamble 640,000 111,257,600 2.1%
Personal Care Products
Church & Dwight 1,171,300 130,248,560 2.4%
241,506,160 4.5%
Health Care
Large Pharma
AbbVie 600,000 125,418,000 2.3%
AstraZeneca ADR 1,590,000 121,173,900 2.2%
Eli Lilly 305,585 281,330,719 5.2%
Novo Nordisk ADR 2,003,200 181,590,080 3.4%
709,512,699 13.1%
Life Science & Diagnostics
Agilent Technologies 804,900 102,962,808 1.9%
Medical Devices
Stryker 300,000 115,857,000 2.2%
928,332,507 17.2%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 171,320,000 3.2%
Trane 400,000 141,480,000 2.6%
312,800,000 5.8%
Electrical Power Equipment
Eaton 70,000 20,532,400 0.4%
Schneider Electric SE 400,000 97,075,696 1.8%
117,608,096 2.2%
Measurement Instruments
Keysight Technologies
1
851,450 135,831,818 2.5%
Trimble
1
1,665,000 119,846,700 2.2%
255,678,518 4.7%
Metalworking Machinery
Lincoln Electric Holdings 268,920 55,583,075 1.0%

Schedule of Investments
As of February 28, 2025
Amana Growth Fund
4
February 28, 2025
Part F
Common Stock - 95.0% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Union Pacific 262,465 $ 64,747,491 1.2%
806,417,180 14.9%
Technology
Application Software
Adobe
1
320,600 140,602,336 2.6%
Intuit 285,600 175,312,704 3.2%
315,915,040 5.8%
Communications Equipment
Apple 1,959,125 473,794,790 8.7%
Cisco Systems 929,050 59,561,395 1.1%
533,356,185 9.8%
Infrastructure Software
Microsoft 660,000 262,013,400 4.8%
Oracle 900,000 149,454,000 2.8%
ServiceNow
1
185,000 172,005,600 3.2%
583,473,000 10.8%
IT Services
Gartner
1
179,900 89,647,768 1.7%
Semiconductor Devices
Advanced Micro Devices
1
1,017,200 101,577,592 1.9%
Broadcom 1,150,000 229,344,500 4.2%
Nvidia 2,100,000 262,332,000 4.8%
593,254,092 10.9%
Semiconductor Manufacturing
ASML Holding NY 308,000 218,396,640 4.0%
Taiwan Semiconductor ADR 1,210,921 218,607,568 4.1%
437,004,208 8.1%
2,552,650,293 47.1%
Total investments (Cost $1,845,603,113) $5,140,583,140 95.0%
Other assets (net of liabilities) 272,445,796 5.0%
Total net assets $5,413,028,936 100.0%

Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2025
Amana Developing World Fund
February 28, 2025
Part F
5
Continued on next page.
Common Stock - 90 .2 % Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 300,000 $ 3,619,800 Saudi Arabia 2.8%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 83,000 1,205,160 Indonesia 0.9%
4,824,960 3.7%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 109,600 2,653,988 Turkey 2.0%
Home Products Stores
Wilcon Depot 5,550,000 756,046 Philippines 0.6%
3,410,034 2.6%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 265,000 3,673,905 Turkey
2
2.8%
Clicks Group 192,000 3,580,467 South Africa 2.8%
7,254,372 5.6%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,575,682 Indonesia 1.2%
Personal Care Products
Colgate-Palmolive 40,000 3,646,800 United States 2.8%
Dabur India 444,000 2,508,938 India
2
2.0%
Kimberly-Clark de Mexico, Class A 1,600,000 2,403,815 Mexico 1.9%
LG Household & Health Care 6,050 1,321,481 South Korea 1.0%
Unicharm 287,400 2,156,431 Japan 1.7%
Unilever ADR 65,000 3,679,000 United Kingdom 2.9%
15,716,465 12.3%
24,546,519 19.1%
Financials
Islamic Banking
BIMB Holdings 1,476,100 826,947 Malaysia 0.6%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,391,300 1,100,569 Malaysia 0.9%
1,927,516 1.5%
Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR 3,423,000 2,424,935 Thailand 1.9%
IHH Healthcare 1,764,000 2,944,941 Malaysia 2.3%
KPJ Healthcare 4,825,992 2,563,048 Malaysia 2.0%
7,932,924 6.2%
Specialty & Generic Pharma
Hikma Pharmaceuticals 127,400 3,477,302 Jordan 2.7%
11,410,226 8.9%
Industrials
Other Machinery & Equipment
WEG 450,000 3,709,205 Brazil
2
2.9%

Schedule of Investments
As of February 28, 2025
Amana Developing World Fund
6
February 28, 2025
Part F
Continued on next page.
Common Stock - 90.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Rubber & Plastic
Hartalega Holdings 2,750,000 $ 1,390,163 Malaysia 1.1%
5,099,368 4.0%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 49,000 1,880,130 Chile 1.5%
Base Metals
Southern Copper 39,115 3,478,497 Peru 2.7%
Cement & Aggregates
UltraTech Cement 29,100 3,381,375 India
2
2.6%
Iron
Rio Tinto ADR 45,100 2,731,256 China
2
2.1%
Precious Metals
Barrick Gold 164,000 2,911,000 Canada 2.3%
14,382,258 11.2%
Real Estate
Multi Asset Class Ownership & Development
SM Prime Holdings 2,800,000 1,079,621 Philippines 0.8%
Technology
Communications Equipment
Samsung Electronics 62,700 2,346,259 South Korea 1.8%
Sercomm 669,000 2,732,127 Taiwan 2.1%
5,078,386 3.9%
Computer Hardware & Storage
Advantech 270,931 3,316,472 Taiwan 2.6%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 28,600 4,430,712 United States 3.4%
Electronics Components
Delta Electronics 307,500 3,692,150 Taiwan
2
2.9%
KCE Electronics NVDR 1,810,000 976,464 Thailand 0.8%
Samsung 7,900 1,219,509 South Korea 0.9%
5,888,123 4.6%
IT Services
Infosys ADR 163,200 3,280,320 India 2.6%
Semiconductor Devices
Nvidia 94,500 11,804,940 United States 9.2%
Qualcomm 24,500 3,850,665 United States 3.0%
15,655,605 12.2%
Semiconductor Manufacturing
ASML Holding NY 4,550 3,226,314 Netherlands 2.5%
Taiwan Semiconductor ADR 27,200 4,910,416 Taiwan 3.8%
8,136,730 6.3%
45,786,348 35.6%

Schedule of Investments
As of February 28, 2025
Amana Developing World Fund
February 28, 2025
Part F
7
Common Stock - 90.2% Number of Shares Market Value Country
1
Percentage of
Net Assets
Utilities
Power Generation
Manila Electric 428,500 $ 3,620,555 Philippines 2.8%
Total investments (Cost $103,849,741) $ 116,087,405 90.2%
Other assets (net of liabilities) 12,610,850 9.8%
Total net assets $ 128,698,255 100.0%
1
Country of domicile unless otherwise indicated
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Consolidated Schedule of Investments
As of February 28, 2025
Amana Participation Fund
8
February 28, 2025
Part F
Continued on next page.
Corporate Sukuk - 71.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Axiata SPV2
2
2.163% due 08/19/2030 $ 6,000,000 $ 5,245,204 Malaysia 2.3%
Saudi Telecom
2
3.890% due 05/13/2029 5,000,000 4,826,555 Saudi Arabia 2.1%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,330,506 Malaysia 1.9%
14,402,265 6.3%
Consumer Staples
Almarai Sukuk
2
5.233% due 07/25/2033 5,880,000 5,892,054 Saudi Arabia 2.6%
Energy
SA Global
2
2.694% due 06/17/2031 7,500,000 6,577,875 Saudi Arabia 2.9%
Financials
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 10,000,000 9,638,600 Kuwait 4.2%
FAB Sukuk Company
2
4.581% due 01/17/2028 1,000,000 1,000,528 Cayman Islands 0.4%
QIB Sukuk LTD 5.581
2
5.581% due 11/22/2028 1,000,000 1,024,724 Cayman Islands 0.5%
ADIB Capital Invest Three
2
7.250% due 07/18/2070 1,000,000 1,047,500 Cayman Islands 0.5%
Sharjah
2
3.854% due 04/03/2026 1,200,000 1,182,005 United Arab Emirates 0.5%
Al Rajhi Sukuk
2
6.375% due 11/16/2049 1,500,000 1,520,625 Saudi Arabia 0.7%
Investment Corporate of Dubai
2
5.000% due 02/01/2027 1,850,000 1,844,086 United Arab Emirates 0.8%
EI Sukuk Co Ltd
2
5.431% due 05/28/2029 2,000,000 2,033,132 Cayman Islands 0.9%
Banque Saudi Fransi
2
4.750% due 05/31/2028 4,000,000 3,986,696 Saudi Arabia 1.8%
Mas Al Ryan
2
2.210% due 09/02/2025 4,500,000 4,441,995 Cayman Islands 2.0%
Boubyan Sukuk Ltd
2
3.389% due 03/29/2027 4,600,000 4,469,075 Cayman Islands 2.0%
Khazanah Global Sukuk
2
4.687% due 06/01/2028 5,000,000 4,996,335 Malaysia 2.2%
Dubai Islamic Bank
2
5.493% due 11/30/2027 5,000,000 5,088,600 United Arab Emirates 2.2%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,200,000 5,170,880 United Arab Emirates 2.3%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,334,244 Saudi Arabia 2.3%
SAIB Tier 1 Sukuk Ltd
2
6.375% due 11/27/2049 5,500,000 5,565,698 Cayman Islands 2.4%
Air Lease Corp Sukuk
2
5.850% due 04/01/2028 6,000,000 6,104,407 Cayman Islands 2.7%
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 6,700,000 6,619,453 United Arab Emirates 2.9%
EI Sukuk Co Ltd
2
2.082% due 11/02/2026 1,000,000 954,352 Cayman Islands 0.4%
Aercap Sukuk Ltd
2
4.500% due 10/03/2029 500,000 486,790 Cayman Islands 0.2%
72,509,725 31.9%
Fixed Income
Sharjah Sukuk Program
2
3.234% due 10/23/2029 710,000 644,196 Cayman Islands 0.3%
Industrials
DP World Salaam
2,3
6.000% due PERP 6,800,000 6,785,176 United Arab Emirates 3.0%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,770,615 United Arab Emirates 1.6%
10,555,791 4.6%
Materials
Equate Sukuk SPC Ltd
2
5.000% due 09/05/2031 500,000 494,655 United Arab Emirates 0.2%
Real Estate
Dar Al-Arkan Sukuk Co Lt
2
8.000% due 02/25/2029 7,000,000 7,282,562 Cayman Islands 3.2%
EMAAR
2
3.700% due 07/06/2031 7,000,000 6,436,542 United Arab Emirates 2.8%
Alpha Star Holding
2
8.375% due 04/12/2027 6,050,000 6,270,904 United Arab Emirates 2.8%
Aldar
2
3.875% due 10/22/2029 6,000,000 5,690,724 United Arab Emirates 2.5%
Majid Al Futtaim

4.638% due 05/14/2029 5,650,000 5,537,000 United Arab Emirates 2.4%
31,217,732 13.7%

Consolidated Schedule of Investments
As of February 28, 2025
Amana Participation Fund
February 28, 2025
Part F
9
Corporate Sukuk - 71.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utilities
TNB Global Ventures
2
4.851% due 11/01/2028 $ 6,300,000 $ 6,320,043 Malaysia 2.8%
TNB Global Ventures Cap
2
3.244% due 10/19/2026 6,140,000 6,004,674 Malaysia 2.6%
Saudi Electricity Global
2
5.060% due 04/08/2043 5,000,000 4,729,500 Saudi Arabia 2.1%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,399,227 Saudi Arabia 1.1%
Saudi Electricity Global
2
5.684% due 04/11/2053 1,000,000 987,248 Saudi Arabia 0.4%
20,440,692 9.0%
Total Corporate Sukuk (Cost $ 165,109,181 ) $162,734,985 71.5%
Government Sukuk - 15.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Energy
EDO Sukuk Ltd
2
5.662% due 07/03/2031 3,500,000 3,511,911 Cayman Islands 1.5%
Government
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 5,185,000 5,192,783 Indonesia 2.3%
Oman Sovereign Sukuk
2
4.875% due 06/15/2030 5,150,000 5,106,441 Oman 2.2%
Kingdom of Saudi Arabia
2
3.628% due 04/20/2027 5,000,000 4,887,850 Saudi Arabia 2.2%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 5,000,000 4,523,838 Malaysia 2.0%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 5,280,000 3,834,539 Indonesia 1.7%
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 3,200,000 3,143,840 Saudi Arabia 1.4%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 3,013,093 Indonesia 1.3%
Hazine Mustesarligi Varl
2
6.500% due 04/26/2030 2,500,000 2,472,182 Turkey 1.1%
Islamic Development Bank Trust Services
2
4.747% due 10/27/2027 500,000 505,548 Saudi Arabia 0.2%
32,680,114 14.4%
Total Government Sukuk (Cost 37,556,114 ) $36,192,025 15.9%
Bank Time Deposits - 3.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Bank ABC 4.600% due 03/21/2025 2,000,000 2,000,000 United States 0.9%
Ahli United Bank 4.570% due 05/21/2025 2,000,000 2,000,000 United States 0.9%
Bank ABC 4.630% due 03/12/2025 1,500,000 1,500,000 United States 0.6%
Bank ABC 4.520% due 03/17/2025 1,500,000 1,500,000 United States 0.7%
Total Bank Time Deposits (Cost 7,000,000) $7,000,000 3.1%
Total investments (Cost $209,665,295) $205,927,010 90.5%
Other assets (net of liabilities) 21,562,541 9.5%
Total net assets $227,489,551 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 28, 2025, the aggregate value of these securities was $ 198,927,010 representing 87.4% of total net assets.

Security is perpetual in nature with no stated maturity date.

Notes To Financial Statements

February 28, 2025
Part F
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust organized on July 26,
1984, pursuant to a reorganization on July 19, 2013.
Note 2 – Significant Accounting Policies
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Bank time deposits are accounted for on cost basis, which
approximates market value. Bank time deposits will be categorized as Fair Value Level 2.
Fair Value Measurements Disclosure:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28,
2025 , in valuing the Funds’ investments carried at fair value:
Share Valuation Inputs as of February 28, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $ 57,623,010 $ – $ – $ 57,623,010
Consumer Staples $ 239,707,282 $ – $ – $ 239,707,282
Health Care $ 451,663,455 $ – $ – $ 451,663,455
Industrials $ 431,784,040 $ – $ – $ 431,784,040
Materials $ 134,895,824 $ – $ – $ 134,895,824
Technology $ 464,551,985 $ 55,601,687 $ – $ 520,153,672
Total Common Stock $ 1,780,225,596 $ 55,601,687 $ – $ 1,835,827,283
Total Assets $ 1,780,225,596 $ 55,601,687 $ – $ 1,835,827,283

Notes To Financial Statements
(continued)
February 28, 2025
Part F
11
Growth Fund
Common Stock
Communications $ 229,026,600 $ – $ – $ 229,026,600
Consumer Discretionary $ 382,650,400 $ – $ – $ 382,650,400
Consumer Staples $ 241,506,160 $ – $ – $ 241,506,160
Health Care $ 928,332,507 $ – $ – $ 928,332,507
Industrials $ 709,341,484 $ 97,075,696 $ – $ 806,417,180
Technology $ 2,552,650,293 $ – $ – $ 2,552,650,293
Total Common Stock $ 5,043,507,444 $ 97,075,696 $ – $ 5,140,583,140
Total Assets $ 5,043,507,444 $ 97,075,696 $ – $ 5,140,583,140
Developing World Fund
Common Stock
Communications $ 1,205,160 $ 3,619,800 $ – $ 4,824,960
Consumer Discretionary $ – $ 3,410,034 $ – $ 3,410,034
Consumer Staples $ 7,325,800 $ 17,220,719 $ – $ 24,546,519
Financials $ – $ 1,927,516 $ – $ 1,927,516
Health Care $ – $ 11,410,226 $ – $ 11,410,226
Industrials $ – $ 5,099,368 $ – $ 5,099,368
Materials $ 11,000,883 $ 3,381,375 $ – $ 14,382,258
Real Estate $ – $ 1,079,621 $ – $ 1,079,621
Technology $ 31,503,367 $ 14,282,981 $ – $ 45,786,348
Utilities $ – $ 3,620,555 $ – $ 3,620,555
Total Common Stock $ 51,035,210 $ 65,052,195 $ – $ 116,087,405
Total Assets $ 51,035,210 $ 65,052,195 $ – $ 116,087,405
Participation Fund
Bank Time Deposits
1
$ – $ 7,000,000 $ – $ 7,000,000
Corporate Sukuk
1
$ – $ 162,734,985 $ – $ 162,734,985
Government Sukuk
1
$ – $ 36,192,025 $ – $ 36,192,025
Total Assets $ – $ 205,927,010 $ – $ 205,927,010
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)